Share-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercised (in shares)	387
Exercised (in usd per share)	$ 87
Stock options outstanding (in shares)	147
Weighted average exercise price (in usd per share)	$ 87
Weighted average remaining contractual term	1 year
2022 Omnibus
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant	17,900
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock expense	$ 108.7	$ 98.9	$ 84.3
Total fair values of restricted shares vested	$ 93.6	$ 83.2	103.0
Nonvested shares outstanding (in shares)	1,078	1,208
Expected future compensation expense relating to restricted shares outstanding	$ 89.4
Weighted average period over which expected future compensation expense relating to restricted shares outstanding will be recognized	1 year 4 months 24 days
Restricted stock units | Granted beginning in fiscal 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Stock expense	$ 38.9	$ 48.7	$ 40.4
Nonvested shares outstanding (in shares)	246	248
Performance stock units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	0.00%
Performance stock units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	230.00%